NET LOSS PER SHARE	12 Months Ended
Dec. 31, 2023
NET LOSS PER SHARE
NET LOSS PER SHARE

15.      NET LOSS PER SHARE

Net loss per share (basic and diluted) was computed by dividing net loss attributable to ordinary shareholders, considering the accretions to redemption value of the redeemable noncontrolling interest, by the weighted average number of shares of ordinary shares outstanding. As of December 31, 2023, 2022, and 2021, outstanding share options totaling 4,055,164, 3,389,379 and 3,323,618, respectively, and outstanding warrants totaling nil, 617,277 and 617,277, respectively, were anti-dilutive, and therefore, were not included in the computation of weighted average shares used in computing diluted loss per share.

The following table sets forth the basic and diluted net loss per share computation and provides a reconciliation of the numerator and denominator for the periods presented:

	Year Ended December 31,
(In thousands, except share and per share data)	2023	2022	2021
Numerator:
Net loss attributable to CASI Pharmaceuticals, Inc.	$(26,960)	$(41,014)	$(36,654)
Denominator:
Weighted average number of ordinary shares	13,360,185	13,647,455	13,610,441
Denominator for basic and diluted net loss per share calculation	13,360,185	13,647,455	13,610,441
Net loss per share
— Basic and diluted	$(2.02)	$(3.01)	$(2.69)